COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Special Purpose Entities [Member]	Apr. 01, 2015 Special Purpose Entities [Member]	Dec. 31, 2010 Special Purpose Entities [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back				4		9
Leased back on charters (in years)				8 to 12.5 Y
Options on the lessor's side to extend the charters (upper range) (in years)				5Y
Number of charters accounted for as capital leases						5
Number of charters accounted for as operating leases						4
Number of vessels with options to put the leased vessels to the company at the end of the lease term				4		6
Total amount of potential payment under put options with respect to operating leases				$ 0		$ 9,500,000
Total amount of potential payment under put options with respect to capital leases				36,000,000		45,500,000
Number of vessels on long-term bareboat charters to Chevron				3
Chevron holds options to purchase each vessel on April 1, 2015					1
Newbuilding installments	87,400,000	25,000,000	112,400,000
Number of vessels with early termination of bareboat charters and subsequent sale									3
Amount committed to be paid in early termination fees to the bareboat charterer							1,200,000	2,500,000
Total of negotiated compensation payments for sale of vessels with early terminations									$ 29,900,000